LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.18%
Aerospace & Defense–2.86%
BWX Technologies	51,400	$ 2,940,594
Hexcel	34,900	2,866,337
Huntington Ingalls Industries	13,300	2,816,807
L3Harris Technologies	43,190	9,011,162
Textron	41,300	2,022,048
TransDigm Group	12,500	6,508,375
		26,165,323
Air Freight & Logistics–0.32%
CH Robinson Worldwide	19,000	1,610,820
Expeditors International of Washington	17,500	1,300,075
		2,910,895
Airlines–1.04%
Alaska Air Group	53,400	3,466,194
American Airlines Group	56,100	1,513,017
Copa Holdings Class A	14,900	1,471,375
†United Airlines Holdings	34,900	3,085,509
		9,536,095
Auto Components–0.79%
Aptiv	82,300	7,194,666
		7,194,666
Automobiles–0.21%
Ferrari	12,580	1,938,452
		1,938,452
Banks–1.70%
BankUnited	27,900	937,998
Fifth Third Bancorp	47,800	1,308,764
First Republic Bank	54,500	5,270,150
Pinnacle Financial Partners	17,600	998,800
Signature Bank	12,300	1,466,406
†SVB Financial Group	12,654	2,644,053
Webster Financial	61,512	2,883,068
		15,509,239
Beverages–0.41%
Brown-Forman Class B	59,955	3,763,975
		3,763,975
Biotechnology–3.24%
†Agios Pharmaceuticals	19,400	628,560
†Alexion Pharmaceuticals	18,800	1,841,272
†Alkermes	53,400	1,041,834
†Alnylam Pharmaceuticals	28,100	2,259,802
†Argenx ADR	5,966	679,885
†Ascendis Pharma ADR	6,636	639,180
†BioMarin Pharmaceutical	60,300	4,064,220
†Bluebird Bio	5,600	514,192
†Blueprint Medicines	9,300	683,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences	30,800	$ 2,783,396
†Exelixis	56,700	1,002,739
†FibroGen	12,600	465,948
†Immunomedics	37,400	495,924
†Incyte	43,700	3,243,851
†Madrigal Pharmaceuticals	2,630	226,759
†Neurocrine Biosciences	29,617	2,668,788
†Sage Therapeutics	14,699	2,062,123
†Sarepta Therapeutics	13,000	979,160
†Seattle Genetics	33,431	2,855,007
†Ultragenyx Pharmaceutical	11,704	500,697
		29,636,608
Building Products–1.03%
Allegion	36,700	3,803,955
AO Smith	48,200	2,299,622
Fortune Brands Home & Security	60,883	3,330,300
		9,433,877
Capital Markets–3.37%
Cboe Global Markets	71,500	8,216,065
E*TRADE Financial	39,800	1,738,862
FactSet Research Systems	5,950	1,445,672
Lazard Class A	79,100	2,768,500
MarketAxess Holdings	8,400	2,751,000
Moody's	12,700	2,601,341
MSCI	12,900	2,808,975
Nasdaq	23,200	2,304,920
Northern Trust	16,300	1,521,116
TD Ameritrade Holding	72,600	3,390,420
Tradeweb Markets Class A	34,145	1,262,682
		30,809,553
Chemicals–1.36%
†Axalta Coating Systems	45,300	1,365,795
Celanese	26,500	3,240,685
CF Industries Holdings	26,100	1,284,120
PPG Industries	19,700	2,334,647
RPM International	48,000	3,302,880
Valvoline	42,784	942,532
		12,470,659
Commercial Services & Supplies–2.56%
ADT	116,700	731,709
Cintas	26,300	7,051,030
†Copart	51,900	4,169,127
†IAA	57,900	2,416,167
KAR Auction Services	57,900	1,421,445
Ritchie Bros Auctioneers	31,000	1,236,900
Rollins	62,700	2,136,189
Waste Connections	46,725	4,298,700
		23,461,267
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.75%
Motorola Solutions	40,100	$ 6,833,441
		6,833,441
Construction & Engineering–0.16%
Valmont Industries	10,300	1,425,932
		1,425,932
Construction Materials–0.87%
Eagle Materials	19,600	1,764,196
Vulcan Materials	40,718	6,158,190
		7,922,386
Consumer Finance–0.36%
Discover Financial Services	35,300	2,862,477
†Green Dot Class A	15,800	398,950
		3,261,427
Containers & Packaging–1.46%
Avery Dennison	33,000	3,747,810
Ball	79,200	5,766,552
International Paper	36,300	1,518,066
Sealed Air	55,700	2,312,107
		13,344,535
Distributors–0.31%
Pool	14,200	2,864,140
		2,864,140
Diversified Consumer Services–0.96%
†Bright Horizons Family Solutions	14,800	2,257,000
†Grand Canyon Education	24,900	2,445,180
Service Corp. International	84,400	4,035,164
		8,737,344
Electrical Equipment–1.45%
AMETEK	22,325	2,049,881
†Generac Holdings	17,800	1,394,452
Hubbell	25,600	3,363,840
Rockwell Automation	20,700	3,411,360
†Sensata Technologies Holding	60,000	3,003,600
		13,223,133
Electronic Equipment, Instruments & Components–3.73%
Amphenol Class A	86,000	8,299,000
CDW	49,600	6,112,704
Cognex	37,100	1,822,723
†Coherent	13,220	2,032,178
Corning	122,600	3,496,552
FLIR Systems	14,000	736,260
†IPG Photonics	16,000	2,169,600
†Keysight Technologies	58,662	5,704,880
Littelfuse	10,600	1,879,486
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Class A	9,100	$ 1,877,967
		34,131,350
Entertainment–1.00%
†Electronic Arts	24,700	2,416,154
†Live Nation Entertainment	35,400	2,348,436
†Take-Two Interactive Software	21,600	2,707,344
†Zynga Class A	284,500	1,655,790
		9,127,724
Equity Real Estate Investment Trusts–1.60%
American Campus Communities	24,241	1,165,507
CubeSmart	35,600	1,242,440
Federal Realty Investment Trust	5,700	775,998
Iron Mountain	39,800	1,289,122
MGM Growth Properties Class A	61,700	1,854,085
SBA Communications	27,500	6,631,625
SL Green Realty	10,100	825,675
VEREIT	91,450	894,381
		14,678,833
Food & Staples Retailing–0.32%
Casey's General Stores	13,300	2,143,428
†Sprouts Farmers Market	39,900	771,666
		2,915,094
Food Products–1.56%
Conagra Brands	47,700	1,463,436
Hershey	27,900	4,324,221
Hormel Foods	24,800	1,084,504
McCormick & Co Non-Voting Shares	28,500	4,454,550
Tyson Foods Class A	33,700	2,902,918
		14,229,629
Gas Utilities–0.34%
Atmos Energy	27,018	3,077,080
		3,077,080
Health Care Equipment & Supplies–4.16%
†ABIOMED	12,100	2,152,469
†Align Technology	22,100	3,998,332
Cooper	21,200	6,296,400
†DexCom	21,200	3,163,888
†Hologic	90,300	4,559,247
†ICU Medical	6,457	1,030,537
†IDEXX Laboratories	21,700	5,900,881
†Novocure	8,600	643,108
†Penumbra	7,200	968,328
STERIS	11,800	1,704,982

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex	17,000	$ 5,775,750
West Pharmaceutical Services	13,100	1,857,842
		38,051,764
Health Care Providers & Services–2.26%
†Acadia Healthcare	40,788	1,267,691
†Amedisys	10,600	1,388,706
†Centene	132,700	5,740,602
†DaVita	19,400	1,107,158
†Henry Schein	18,200	1,155,700
†Molina Healthcare	37,200	4,081,584
Universal Health Services Class B	14,800	2,201,500
†WellCare Health Plans	14,431	3,740,082
		20,683,023
Health Care Technology–0.72%
Cerner	28,700	1,956,479
†Veeva Systems Class A	30,500	4,657,045
		6,613,524
Hotels, Restaurants & Leisure–4.28%
Aramark	21,200	923,896
Choice Hotels International	20,100	1,788,096
Domino's Pizza	17,800	4,353,702
Dunkin' Brands Group	57,600	4,571,136
Extended Stay America	67,600	989,664
Hilton Worldwide Holdings	84,433	7,861,557
MGM Resorts International	89,400	2,478,168
†Norwegian Cruise Line Holdings	41,100	2,127,747
Papa John's International	20,500	1,073,175
Restaurant Brands International	43,104	3,066,418
Royal Caribbean Cruises	21,600	2,339,928
Wynn Resorts	33,500	3,642,120
Yum Brands	14,400	1,633,392
Yum China Holdings	51,600	2,344,188
		39,193,187
Household Durables–0.74%
†Mohawk Industries	11,300	1,401,991
†NVR	1,130	4,200,605
Toll Brothers	28,300	1,161,715
		6,764,311
Household Products–1.03%
Church & Dwight	65,900	4,958,316
Clorox	29,200	4,434,604
		9,392,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.10%
Roper Technologies	2,600	$ 927,160
		927,160
Insurance–1.76%
Assurant	33,400	4,202,388
Axis Capital Holdings	39,300	2,622,096
Fidelity National Financial	81,000	3,597,210
Willis Towers Watson	29,500	5,692,615
		16,114,309
Interactive Media & Services–0.81%
†InterActiveCorp	18,700	4,076,039
Match Group	37,620	2,687,573
†Zillow Group Class A	21,800	644,081
		7,407,693
Internet & Direct Marketing Retail–0.56%
†Chewy Class A	31,127	765,102
†Ctrip.com International ADR	37,900	1,110,091
†Farfetch Class A	35,006	302,452
†GrubHub	6,900	387,849
†MercadoLibre	3,400	1,874,182
†Wayfair Class A	6,430	720,931
		5,160,607
IT Services–10.22%
†Black Knight	76,455	4,668,342
Booz Allen Hamilton Holding	81,020	5,754,040
†CoreLogic	65,100	3,012,177
†EPAM Systems	11,100	2,023,752
†Euronet Worldwide	27,100	3,964,730
Fidelity National Information Services	40,001	5,310,533
†Fiserv	93,200	9,654,588
†FleetCor Technologies	26,800	7,685,704
†Gartner	43,400	6,205,766
Genpact	40,600	1,573,250
Global Payments	90,397	14,373,123
†GoDaddy Class A	51,900	3,424,362
Leidos Holdings	43,700	3,752,956
†Okta	23,400	2,303,964
Paychex	26,000	2,152,020
Sabre	104,700	2,344,757
†Shopify Class A	9,700	3,023,102
†StoneCo Class A	28,261	982,918
†Twilio Class A	30,300	3,331,788
†VeriSign	20,800	3,923,504
†WEX	19,900	4,021,193
		93,486,569
Life Sciences Tools & Services–2.05%
Agilent Technologies	64,900	4,973,287
†Avantor	158,058	2,323,453
Bruker	27,900	1,225,647

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†IQVIA Holdings	16,300	$ 2,434,894
†Mettler-Toledo International	5,400	3,803,760
†PRA Health Sciences	18,600	1,845,678
†QIAGEN	64,100	2,113,377
		18,720,096
Machinery–2.94%
Donaldson	23,400	1,218,672
Flowserve	25,900	1,209,789
Fortive	51,508	3,531,389
Graco	44,200	2,034,968
IDEX	14,625	2,396,745
†Middleby	16,636	1,944,748
Nordson	15,900	2,325,534
PACCAR	23,000	1,610,230
Snap-on	10,900	1,706,286
Toro	31,400	2,301,620
Wabtec	36,972	2,656,808
Woodward	20,300	2,188,949
Xylem	22,000	1,751,640
		26,877,378
Marine–0.10%
†Kirby	11,200	920,192
		920,192
Media–0.39%
†Altice USA Class A	58,364	1,673,880
Interpublic Group	34,900	752,444
Omnicom Group	15,000	1,174,500
		3,600,824
Metals & Mining–0.19%
Kirkland Lake Gold	37,900	1,697,920
		1,697,920
Multiline Retail–1.97%
Dollar General	63,100	10,029,114
†Dollar Tree	60,100	6,861,016
†Ollie's Bargain Outlet Holdings	19,800	1,161,072
		18,051,202
Multi-Utilities–0.13%
NiSource	39,900	1,193,808
		1,193,808
Oil, Gas & Consumable Fuels–1.47%
Cabot Oil & Gas	130,600	2,294,642
†Centennial Resource Development Class A	148,500	670,478
Cimarex Energy	8,300	397,902
Concho Resources	24,048	1,632,859
Continental Resources	23,000	708,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy	22,200	$ 1,996,002
HollyFrontier	32,200	1,727,208
†Jagged Peak Energy	208,100	1,510,806
=†πVenture Global LNG Series B	36	187,200
=†πVenture Global LNG Series C	455	2,366,000
		13,491,267
Pharmaceuticals–1.06%
†Catalent	38,769	1,847,730
†Elanco Animal Health	85,283	2,267,675
†GW Pharmaceuticals ADR	4,500	517,635
†Jazz Pharmaceuticals	20,300	2,601,242
†Nektar Therapeutics	16,200	295,083
Perrigo	38,200	2,134,998
		9,664,363
Professional Services–3.86%
†CoStar Group	14,100	8,364,120
Equifax	33,400	4,698,378
†IHS Markit	57,825	3,867,336
ManpowerGroup	8,400	707,616
Nielsen Holdings	100,600	2,137,750
Robert Half International	25,100	1,397,066
TransUnion	95,200	7,721,672
Verisk Analytics Class A	40,196	6,356,595
=†πWeWork Companies	4,358	74,217
		35,324,750
Real Estate Management & Development–0.18%
Jones Lang LaSalle	11,800	1,640,908
		1,640,908
Road & Rail–1.37%
JB Hunt Transport Services	38,600	4,271,090
Kansas City Southern	26,200	3,484,862
Landstar System	10,300	1,159,574
Old Dominion Freight Line	14,800	2,515,556
Schneider National Class B	48,994	1,064,150
		12,495,232
Semiconductors & Semiconductor Equipment–6.16%
Entegris	106,600	5,016,596
KLA	51,400	8,195,730
Lam Research	28,900	6,679,079
Marvell Technology Group	216,511	5,406,280
Maxim Integrated Products	128,300	7,429,853
Microchip Technology	90,500	8,408,355
Monolithic Power Systems	20,200	3,143,726
Skyworks Solutions	78,100	6,189,425
Xilinx	61,600	5,907,440
		56,376,484
Software–10.19%
†2U	10,600	172,568

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS	8,600	$ 1,903,696
†Atlassian Class A	53,031	6,652,209
†Autodesk	24,100	3,559,570
†Cadence Design Systems	84,700	5,596,976
CDK Global	37,700	1,812,993
†Ceridian HCM Holding	44,721	2,207,876
†Coupa Software	18,600	2,410,002
†Crowdstrike Holdings Class A	9,595	559,484
Datadog Class A	16,065	544,764
=†πDatadog Class B	16,053	544,357
†DocuSign	53,213	3,294,949
†Dropbox Class A	51,013	1,028,932
†Dynatrace	57,888	1,080,769
†Fortinet	40,400	3,101,104
†Guidewire Software	33,300	3,509,154
†New Relic	15,200	934,040
†Palo Alto Networks	27,400	5,584,942
†Paycom Software	12,700	2,660,523
†Pluralsight Class A	29,387	493,555
†Proofpoint	22,800	2,942,340
†RealPage	68,187	4,286,235
†ServiceNow	19,500	4,950,075
†Slack Technologies Class A	47,137	1,118,561
†Splunk	70,000	8,250,200
SS&C Technologies Holdings	98,600	5,084,802
Symantec	109,800	2,594,574
†Synopsys	32,500	4,460,625
†Tyler Technologies	15,800	4,147,500
†Workday Class A	26,005	4,419,810
†Zendesk	43,000	3,133,840
†Zoom Video Communications Class A	2,323	177,012
		93,218,037
Specialty Retail–4.61%
†AutoZone	1,800	1,952,316
†Burlington Stores	45,900	9,171,738
†CarMax	42,600	3,748,800
†Five Below	13,600	1,714,960
†Michaels	40,000	391,600
†O'Reilly Automotive	18,500	7,372,435
Ross Stores	43,600	4,789,460
Tiffany & Co.	28,298	2,621,244
Tractor Supply	34,700	3,138,268
†Ulta Salon Cosmetics & Fragrance	23,990	6,013,093
Williams-Sonoma	18,900	1,284,822
		42,198,736
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.25%
†Pure Storage Class A	134,915	$ 2,285,460
		2,285,460
Textiles, Apparel & Luxury Goods–0.92%
†Lululemon Athletica	24,100	4,639,973
PVH	11,800	1,041,114
Tapestry	103,300	2,690,965
		8,372,052
Trading Companies & Distributors–0.68%
Fastenal	23,600	771,012
†HD Supply Holdings	98,500	3,858,737
Watsco	9,300	1,573,374
		6,203,123
Water Utilities–0.26%
American Water Works	19,430	2,413,789
		2,413,789
Total Common Stock (Cost $565,704,647)		907,143,345
CONVERTIBLE PREFERRED STOCKS–0.71%
=†πAirbnb Series D	18,795	2,126,654
=†πAirbnb Series E	2,425	274,389
=†πTanium Series G	234,645	2,039,065
=†πUiPath Series D2	3,308	130,175
=†πUiPath Series D1	19,698	775,150
=†πWeWork Companies Series D1	27,915	475,392
=†πWeWork Companies Series D2	21,933	373,519
=†πWeWork Companies Series E	16,055	273,417
Total Convertible Preferred Stocks (Cost $4,419,200)		6,467,761

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	2,096,693	2,096,693
Total Money Market Fund (Cost $2,096,693)		2,096,693

TOTAL INVESTMENTS–100.12% (Cost $572,220,540)	915,707,799
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(1,063,768)
NET ASSETS APPLICABLE TO 33,522,495 SHARES OUTSTANDING–100.00%	$914,644,031

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $9,639,535, which represented 1.05% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$765,201	$2,126,654
Airbnb Series E	7/14/2015	225,754	274,389
Datadog Class B	2/2/2019	256,254	544,357
Tanium Series G	8/16/2015	1,164,848	2,039,065
UiPath Series D1	4/30/2019	775,150	775,150
UiPath Series D2	4/30/2019	130,175	130,175
Venture Global LNG Series B	3/8/2018	108,720	187,200
Venture Global LNG Series C	10/16/2017	1,693,275	2,366,000
WeWork Companies Class A	12/9/2014	61,758	74,217
WeWork Companies Series D1	12/9/2014	464,818	475,392
WeWork Companies Series D2	12/9/2014	365,211	373,519
WeWork Companies Series E	12/9/2014	528,043	273,417
Total		$6,539,207	$9,639,535

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$26,165,323	$—	$—	$26,165,323
Air Freight & Logistics	2,910,895	—	—	2,910,895
Airlines	9,536,095	—	—	9,536,095
Auto Components	7,194,666	—	—	7,194,666
Automobiles	1,938,452	—	—	1,938,452
Banks	15,509,239	—	—	15,509,239
Beverages	3,763,975	—	—	3,763,975
Biotechnology	29,636,608	—	—	29,636,608
Building Products	9,433,877	—	—	9,433,877
Capital Markets	30,809,553	—	—	30,809,553
Chemicals	12,470,659	—	—	12,470,659
Commercial Services & Supplies	23,461,267	—	—	23,461,267
Communications Equipment	6,833,441	—	—	6,833,441
Construction & Engineering	1,425,932	—	—	1,425,932
Construction Materials	7,922,386	—	—	7,922,386
Consumer Finance	3,261,427	—	—	3,261,427
Containers & Packaging	13,344,535	—	—	13,344,535
Distributors	2,864,140	—	—	2,864,140
Diversified Consumer Services	8,737,344	—	—	8,737,344
Electrical Equipment	13,223,133	—	—	13,223,133
Electronic Equipment, Instruments & Components	34,131,350	—	—	34,131,350
Entertainment	9,127,724	—	—	9,127,724
Equity Real Estate Investment Trusts	14,678,833	—	—	14,678,833
Food & Staples Retailing	2,915,094	—	—	2,915,094
Food Products	14,229,629	—	—	14,229,629
Gas Utilities	3,077,080	—	—	3,077,080
Health Care Equipment & Supplies	38,051,764	—	—	38,051,764
Health Care Providers & Services	20,683,023	—	—	20,683,023
Health Care Technology	6,613,524	—	—	6,613,524
Hotels, Restaurants & Leisure	39,193,187	—	—	39,193,187
Household Durables	6,764,311	—	—	6,764,311
Household Products	9,392,920	—	—	9,392,920
Industrial Conglomerates	927,160	—	—	927,160
Insurance	16,114,309	—	—	16,114,309
Interactive Media & Services	7,407,693	—	—	7,407,693
Internet & Direct Marketing Retail	5,160,607	—	—	5,160,607
IT Services	93,486,569	—	—	93,486,569
Life Sciences Tools & Services	18,720,096	—	—	18,720,096
Machinery	26,877,378	—	—	26,877,378
Marine	920,192	—	—	920,192
Media	3,600,824	—	—	3,600,824
Metals & Mining	1,697,920	—	—	1,697,920
Multiline Retail	18,051,202	—	—	18,051,202
Multi-Utilities	1,193,808	—	—	1,193,808
Oil, Gas & Consumable Fuels	10,938,067	—	2,553,200	13,491,267
Pharmaceuticals	9,664,363	—	—	9,664,363
Professional Services	35,250,533	—	74,217	35,324,750
Real Estate Management & Development	1,640,908	—	—	1,640,908
Road & Rail	12,495,232	—	—	12,495,232
Semiconductors & Semiconductor Equipment	56,376,484	—	—	56,376,484
Software	92,673,680	—	544,357	93,218,037
Specialty Retail	42,198,736	—	—	42,198,736
Technology Hardware, Storage & Peripherals	2,285,460	—	—	2,285,460
Textiles, Apparel & Luxury Goods	8,372,052	—	—	8,372,052
Trading Companies & Distributors	6,203,123	—	—	6,203,123
Water Utilities	2,413,789	—	—	2,413,789
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stocks	$—	$—	$6,467,761	$6,467,761
Money Market Fund	2,096,693	—	—	2,096,693
Total Investments	$906,068,264	$—	$9,639,535	$915,707,799
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$3,164,195	$8,266,980	$11,431,175
Reclassifications	—	—	—
Purchases	428,452	3,653,999	4,082,451
Sales	(573,688)	(3,309,854)	(3,883,542)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	291,051	—	291,051
Net change in unrealized appreciation (depreciation)	(138,236)	(2,143,364)	(2,281,600)
Balance as of 09/30/19	$3,171,774	$6,467,761	$9,639,535
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/19	$411,571	$819,049	$1,230,620
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of September 30, 2019.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9